Document and Entity Information	Feb. 26, 2019
Prospectus:
Document Type	497
Document Period End Date	Feb. 26, 2019
Registrant Name	WEITZ FUNDS
Central Index Key	0001257927
Amendment Flag	false
Document Creation Date	Feb. 26, 2019
Document Effective Date	Feb. 26, 2019
Prospectus Date	Jul. 31, 2018
Hickory Fund | Hickory Fund
Prospectus:
Trading Symbol	WEHIX